Earnings (loss) Per Share (Details)	12 Months Ended
Dec. 31, 2012
Employee Stock Options
Earnings (loss) Per Share
Securities excluded from the computation of diluted net earnings per share (in shares)	6,657,794
Non-vested ordinary shares
Earnings (loss) Per Share
Securities excluded from the computation of diluted net earnings per share (in shares)	741,500